Investments - Teekay LNG - Bahrain LNG Joint Venture - Additional Information (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($) Vessel ft³	Dec. 31, 2015 USD ($) Vessel floating_storage_unit ft³
Newbuildings [Member]
Net Investment Income [Line Items]
Expected cost of project | $		$ 3,600.0
Teekay LNG [Member] | Modified Vessel [Member] | Daewoo Shipbuilding & Marine Engineering Co. Ltd. [Member]
Net Investment Income [Line Items]
Onshore nitrogen production facility lease period	20 years
Teekay LNG [Member] | Liquefied Natural Gas [Member]
Net Investment Income [Line Items]
Number of vessels | Vessel		9
Teekay LNG [Member] | Newbuildings [Member] | Liquefied Natural Gas [Member]
Net Investment Income [Line Items]
Number of vessels | Vessel	9
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member]
Net Investment Income [Line Items]
Partnership owns percentage in joint venture	30.00%	30.00%
Equity method investments, description of principal activities		The project will include an offshore LNG receiving jetty and breakwater, an adjacent regasification platform, subsea gas pipelines from the platform to shore, an onshore gas receiving facility, and an onshore nitrogen production facility with a total LNG terminal capacity of 800 million standard cubic feet per day and will be owned and operated under a 20-year agreement commencing in mid-2018
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | Modified Vessel [Member] | Daewoo Shipbuilding & Marine Engineering Co. Ltd. [Member]
Net Investment Income [Line Items]
Number of floating storage units	1	1
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | LNG receiving and regasification terminal [member]
Net Investment Income [Line Items]
Expected cost of project | $	$ 872.0	$ 872.0
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | Lease Agreements [Member] | Daewoo Shipbuilding & Marine Engineering Co. Ltd. [Member]
Net Investment Income [Line Items]
Onshore nitrogen production facility lease period		20 years
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | Lease Agreements [Member] | LNG receiving and regasification terminal [member]
Net Investment Income [Line Items]
Onshore nitrogen production facility lease period	20 years	20 years
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | Maximum [Member] | LNG receiving and regasification terminal [member]
Net Investment Income [Line Items]
Capacity of production facility, per day | ft³	800,000,000	800,000,000
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | Nogaholding [Member]
Net Investment Income [Line Items]
Partnership owns percentage in joint venture	30.00%	30.00%
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | Samsung [Member]
Net Investment Income [Line Items]
Partnership owns percentage in joint venture	20.00%	20.00%
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | GIC [Member]
Net Investment Income [Line Items]
Partnership owns percentage in joint venture	20.00%	20.00%